Debt (Details Narrative) - USD ($)				1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2021	Nov. 03, 2020	May 08, 2020	Nov. 18, 2022	Dec. 17, 2021	May 19, 2021	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 25, 2022	Mar. 31, 2022	Sep. 02, 2020	Aug. 27, 2020
Interest expense and amortization of debt discount											$ 100,000
Description of line of credit									Advances under the line of credit are limited to 75% of BW’s eligible accounts receivable. At all times during the loan term BW is required to maintain a minimum increase in the net retained earnings of $0.2 million tested annually
Common Stock shares										206,844,580	184,266,934
Conversion of stock										$ 685,000	$ 0
May 19'2021 [Member] | Notes Payable [Member]
Notes payable issued						$ 11,800,000
Aggregate Purchase Price						$ 10,000,000.0
Notes Coupon						8.00%
Note Coupon May						7.50%
December 17, 2021 [Member] | Notes Payable [Member]
Aggregate Purchase Price					$ 13,300,000
Notes payable issued					$ 15,900,000
Note Coupon					7.50%
May 2020 Financing
Warrants to purchase shares of series G convertible preferred stock			7,500,000
Warrants to purchase common shares			7,600,000
Maturity date			May 08, 2023
Interest rate			8.00%
Initial conversion price			$ 0.25
Maximum ownership			9.99%
Convertible notes description			(i) $0.01 or (ii) 75% of the volume-weighted average price (“VWAP”) of the common stock for the immediately preceding five (5) Trading Days on the date of conversion. The conversion price was also subject to adjustment due to certain events, including stock dividends, and stock splits. The May 2020 Convertible Notes were able to be redeemed by the Company, in its sole discretion, in an amount equal to 110% of the principal amount
Convertible notes aggregate principal amount			$ 3,000,000.0
Purchase price of convertible notes payable			$ 2,700,000
November 2020 Financing
Maturity date		Nov. 03, 2024
Initial conversion price		$ 0.25
Aggregate purchase price		$ 3,500,000
Convertible notes aggregate principal amount		$ 3,900,000
Common Stock shares		903,226
Accrued interest rate		8.00%
Sutton Global
Convertible note face value							$ 300,000
Coupon rate							6.00%
loss on modification of debt							$ 100,000
Conversion of stock							$ 200,000
Conversion in common stock							319,950
Conversion of stock shares							644,499
Paycheck Protection Program [Member] | Notes Payable [Member]
Reimburse The Sba Loan									$ 2,000,000.0				$ 2,000,000.0
Paycheck Protection Program loan											$ 2,000,000.0
KORR Value Financing [Member]
Aggregate purchase price								$ 500,000
Convertible notes aggregate principal amount								$ 600,000
Warrant to puchase common stock								1,151,515
Warrants assigned to unrelated party															658,667
Convertible Notes Payable	$ 300,000														$ 300,000
Number of shares of common stock	1,115,638
9 Madison [Member]
Conversion into principal of accured interest	$ 100,000
Convertible notes														$ 100,000
Aggregate purchase														$ 100,000
Conversion price														$ 0.25
Warrants to purchase an aggregate shares of common stock														440,000
Number of shares of common stock	458,709
May 2021 Financing
Maturity date						May 19, 2024
Aggregate purchase price						$ 5,000,000.0
Convertible notes aggregate principal amount						$ 5,600,000
Accrued interest rate						8.00%
Conversion price						$ 3.00
May 2021 Financing | Series D Preferred Stock [Member]
Convertible Convertible note						1,177,023
Line Of Credit [Member]
Lenders Index Rate										7.50%	3.25%
Interest rate										50.00%
Percentage of advances against the line of credit										50.00%	50.00%	70.00%
Outstanding balance of line of credit										$ 5,000,000.0	$ 1,900,000
Line Of Credit available with the bank										8,000,000.0	$ 800,000.0	$ 4,000,000.0
Line Of Credit [Member] | BW [Member]
Line Of Credit Available With A Bank										$ 3,000,000.0
Lenders Index Rate										7.50%	3.25%
Line Of Credit [Member] | ANS [Member]
Line Of Credit Available With A Bank				$ 750,000
Collateral				There are no financial commitments or covenants on the line of credit. As of December 31, 2022
Outstanding balance of line of credit										$ 0
Federal Home Loan Bank rate				2.50%